BALANCE SHEETS	Sep. 30, 2022 USD ($)
Current assets:
Cash	$ 8,790,540
Grant receivable	487,879
Prepaid expenses and other current assets	2,291,466
Total current assets	11,569,885
Property and equipment, net of depreciation	209,871
Deferred offering costs	235,817
Total assets	12,015,573
Current liabilities:
Accounts payable and accrued expenses	3,747,838
Deferred grant income	23,538
Total current liabilities	3,771,376
Total liabilities	3,771,376
Stockholders' equity:
Preferred stock - $0.0001 par value; 10,000,000 and 5,000,000 shares authorized at September 30, 2022, and December 31, 2021, respectively; - 0- shares issued and outstanding at September 30, 2022 and December 31, 2021
Common stock - $0.0001 par value, 290,000,000 shares authorized at September 30, 2022, and December 31, 2021; 12,977,234 and 12,904,574 shares issued and outstanding at September 30, 2022, and December 31, 2021, respectively	1,298
Additional paid-in capital	30,979,092
Accumulated deficit	(22,736,193)
Total stockholders' equity	8,244,197
Total liabilities and stockholders' equity	$ 12,015,573